Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	May 31, 2016
Document Creation Date	dei_DocumentCreationDate	May 27, 2016